DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.7%
1,560,642	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% (a)(c)	04/15/2039	1,272,623
1,871,109	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (a)(c)	12/15/2038	1,494,378
1,833,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	1,965,867
20,000	SoFi Professional Loan Program, Series 2018-A-R1	0.06	% (a)(l)(c)	02/25/2042	693,192
5,930	SoFi Professional Loan Program, Series 2018-A-R2	0.06	% (a)(l)(c)	02/25/2042	205,532
121,667	Start Ltd., Series 2019-2-C	6.66	% (a)(c)	11/15/2044	97,299
1,000,000	Upstart Pass-Through Trust Series, Series 2021-ST5-CERT	0.00	% (a)(c)	07/20/2027	1,166,145
1,000,000	Willis Engine Structured Trust, Series 2021-A-C	7.39	% (a)(c)	05/15/2046	1,000,866

Total Asset Backed Obligations (Cost $8,473,827)					7,895,902

Bank Loans - 7.5%
370,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	386,212
487,519	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/16/2027	483,000
240,000	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	243,000
82,680	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	82,990
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	506,407
	American Tire Distributors Inc, Senior Secured First Lien Term Loan
388,059	(1 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	388,932
43,118	(3 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	43,215
722,411	Applied Systems, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		09/19/2025	734,512
110,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	111,031
363,525	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		02/11/2026	365,003
465,000	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	458,509
110,000	Autokiniton US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		04/06/2028	110,997
107,975	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 1.00% Floor)	3.00%		11/21/2024	108,223
249,108	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.32%		12/15/2027	250,171
255,462	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/21/2024	257,841
440,077	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		10/02/2025	438,110
275,859	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	271,764

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
247,267	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.09%		05/21/2025	241,814
610,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan	5.75	% (b)	06/29/2026	611,528
237,600	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	238,195
280,000	Curium BidCo SARL, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 0.75% Floor)	8.50%		10/27/2028	285,600
500,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		05/01/2025	496,875
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	203,250
280,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	280,525
34,466	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	33,626
64,108	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	62,545
535,000	Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	539,069
274,395	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		02/06/2025	272,925
225,000	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	217,758
462,215	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	460,264
669,592	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		08/01/2024	617,220
108,764	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (c)	06/30/2027	108,764
174,046	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	174,155
75,000	Grab Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	76,313
458,115	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		09/30/2026	460,406
670,395	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	570,915
73,195	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		07/21/2025	72,829
378,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	380,992
125,000	ION Trading Finance Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.92%		03/31/2028	125,703
290,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	290,866
80,000	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan	5.50	% (b)	06/30/2028	79,600
90,507	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	90,518
466,800	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		05/26/2025	462,132
785,155	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		07/02/2025	785,155
79,692	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	36,758

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2024	4,067
204,488	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	205,510
105,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	112,279
431,200	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/27/2026	431,648
196,000	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		03/06/2026	196,460
748,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		12/01/2025	750,204
194,540	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.59%		11/28/2025	179,051
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.86%		11/30/2026	89,929
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%		10/19/2026	108,350
70,977	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor, 1.00% PIK)	12.00%		03/27/2025	59,266
10,625	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% (m)	11/16/2027	10,683
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
322,788	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	324,537
6,587	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	6,623
120,000	Oravel Stays Singapore PTE Ltd., Senior Secured First Lien Term Loan	9.00	% (b)	06/04/2026	122,100
155,000	Orbcomm, Inc., Senior Secured First Lien Term Loan	5.00	% (b)	06/17/2028	154,903
500,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.35%		02/13/2026	501,500
62,902	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		10/15/2025	63,216
635	(3 Month LIBOR USD + 4.75%)	4.90%		10/15/2025	639
90,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/14/2027	90,253
500,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	498,375
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	245,152
106,622	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/30/2025	105,670
27,752	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		12/17/2021	4,024
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.60%		10/01/2026	74,696
289,275	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/31/2025	275,534
119,700	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/17/2027	120,647
77,913	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	73,354
299,885	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.14%		06/26/2025	300,206

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
245,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.64%		06/26/2026	245,888
200,000	Solmax U.S. LP, Senior Secured First Lien Term Loan	0.00	% (b)	06/28/2028	199,750
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		06/26/2026	190,712
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	8.75%		09/22/2028	125,938
90,256	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	90,068
235,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.36%		03/03/2028	239,076
61,684	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	59,548
477,062	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	501,598
72,612	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.20%		05/29/2026	66,554
63,722	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		10/22/2025	63,851
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	485,235
292,499	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	293,648
492,500	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	473,504
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%)	8.46%		12/21/2026	327,463
158,004	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	157,758

Total Bank Loans (Cost $22,313,563)					22,145,684

Collateralized Loan Obligations - 33.1%
1,000,000	Allegany Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.78%, 6.78% Floor)	6.96	% (a)	01/20/2033	1,003,779
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.00	% (a)(d)(c)	04/17/2026	58,500
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.09	% (a)	07/20/2032	1,688,525
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.74	% (a)	05/28/2030	1,001,233
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.14	% (a)	10/20/2030	999,517
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.79	% (a)	07/18/2029	1,002,400
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.09	% (a)	07/20/2029	495,099
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	5.94	% (a)	07/20/2029	946,251
2,500,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.83	% (a)	04/15/2036	2,502,961
1,500,000	Barings Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	7.04	% (a)	04/15/2036	1,503,964
1,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	0.00	% (a)(n)	04/15/2036	1,000,750
5,000,000	Beechwood Park Ltd., Series 2019-1A-D1 (3 Month LIBOR USD + 4.10%, 4.10% Floor)	4.29	% (a)	01/17/2033	5,047,405
2,000,000	Beechwood Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.69	% (a)	01/17/2033	2,014,697

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,943,427	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.69	% (a)	01/20/2029	1,916,141
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	3.08	% (a)	10/22/2030	962,941
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.78	% (a)	07/15/2030	1,001,453
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	6.43	% (a)	07/15/2030	985,447
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	07/15/2031	1,447,488
1,550,000	Canyon Capital Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	0.00	% (a)(n)	04/15/2032	1,550,000
1,000,000	Canyon Capital Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.15%, 7.15% Floor)	0.00	% (a)(n)	04/15/2032	1,000,000
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.89	% (a)	01/20/2032	1,451,077
1,000,000	Carlyle US Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.19	% (a)	04/15/2034	989,826
1,000,000	CIFC Funding Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.18	% (a)	07/15/2032	1,001,445
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER2 (3 Month LIBOR USD + 6.97%, 6.97% Floor)	7.15	% (a)	04/15/2029	2,506,194
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	5.33	% (a)	01/15/2031	1,436,768
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	5.78	% (a)	07/15/2030	1,164,389
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.91	% (a)	08/15/2031	1,950,000
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	5.73	% (a)	07/15/2030	1,681,821
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.43	% (a)	07/15/2030	501,392
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	6.58	% (a)	10/15/2030	2,009,934
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.04	% (a)	04/20/2030	497,750
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	5.13	% (a)	04/15/2031	965,761
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.83	% (a)	10/22/2025	460,933
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	10/20/2029	959,829
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	6.28	% (a)	05/06/2030	943,107
1,000,000	KVK Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.00%)	3.16	% (a)	05/20/2029	998,555
2,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	5.49	% (a)	01/20/2031	2,309,021
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.98	% (a)	10/22/2030	835,675
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.88	% (a)	01/15/2033	1,511,301
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	6.83	% (a)	04/25/2032	1,000,031

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Magnetite Ltd., Series 2019-24A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	3.98	% (a)	01/15/2033	1,511,283
1,000,000	Magnetite Ltd., Series 2019-24A-E (3 Month LIBOR USD + 6.95%, 6.95% Floor)	7.13	% (a)	01/15/2033	1,005,816
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.45	% (a)	04/15/2034	991,051
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.04	% (a)	10/18/2029	999,619
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	2.89	% (a)	01/20/2032	2,001,132
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.90	% (a)	02/14/2031	2,483,548
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08	% (a)	01/22/2030	997,575
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.15	% (a)	02/14/2031	4,009,655
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.03	% (a)	07/15/2030	996,197
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	7.43	% (a)	01/24/2033	2,008,206
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	8.27	% (a)	07/15/2030	931,944
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	0.14	% (a)(d)(l)(c)	03/17/2030	1,361,224
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	5.39	% (a)	01/20/2031	1,442,743
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.94	% (a)	10/20/2030	895,288
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.84	% (a)	07/20/2032	1,001,763
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.97	% (a)	05/12/2031	497,501
500,000	OHA Credit Funding Ltd., Series 2021-9A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	0.00	% (a)(n)	07/19/2035	499,998
500,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.99	% (a)	04/15/2036	493,857
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	5.96	% (a)	04/15/2036	988,547
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.13	% (a)	04/15/2030	1,000,090
2,000,000	Sound Point Ltd., Series 2014-3RA-C (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.42	% (a)	10/23/2031	1,997,004
2,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.45	% (a)	07/15/2034	2,000,009
2,000,000	Taconic Park Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.19	% (a)	01/20/2029	2,005,000
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.34	% (a)	07/20/2032	2,277,382
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	4.91	% (a)	11/26/2032	504,541
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	2.13	% (a)	01/15/2031	497,575
3,000,000	Voya Ltd., Series 2019-4A-D (3 Month LIBOR USD + 3.83%, 3.83% Floor)	4.01	% (a)	01/15/2033	3,016,555
1,000,000	Voya Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	4.43	% (a)	07/16/2031	1,001,881

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	01/15/2031	2,353,065
1,000,000	Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58	% (a)	10/22/2031	973,800
1,000,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	0.00	% (a)(n)	04/15/2035	1,013,750
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	2.81	% (a)	11/20/2030	1,017,656

Total Collateralized Loan Obligations (Cost $98,822,227)					98,078,615

Foreign Corporate Bonds - 0.7%
458,000	AI Candelaria Spain SLU	7.50%		12/15/2028	512,900
1,500,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	1,584,375

Total Foreign Corporate Bonds (Cost $1,945,606)					2,097,275

Non-Agency Commercial Mortgage Backed Obligations - 23.7%
2,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.07	% (a)	04/15/2034	2,513,807
2,000,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.77	% (a)	09/14/2036	1,967,264
5,843,520	BANK, Series 2020-BN26-XF	1.50	% (a)(e)	03/15/2063	621,136
1,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	6.25	% (a)	03/15/2036	1,009,655
18,328,457	Benchmark Mortgage Trust, Series 2018-B1-XA	0.65	% (d)(e)	01/15/2051	498,770
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.96	% (a)(d)	07/15/2051	1,299,871
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	12/15/2035	998,546
850,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	854,693
2,125,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	2,135,662
4,200,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.67	% (a)	04/15/2034	4,141,017
1,000,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(d)	12/09/2041	1,047,342
976,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	10/15/2035	937,232
17,374,127	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.06	% (d)(e)	11/13/2050	662,100
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(d)	02/10/2048	268,221
4,251,959	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.48	% (d)(e)	02/10/2048	170,546
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	138,640
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	12/15/2036	165,400
30,226,614	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.46	% (d)(e)	01/10/2046	421,413
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.40	% (a)(d)(e)	06/10/2047	875,326
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75	% (a)(c)	08/10/2047	205,338
2,313,062	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75	% (a)(c)	08/10/2047	104,793
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00	% (a)(d)(c)	08/10/2047	1

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.20	% (a)(d)(e)	05/10/2048	1,006,417
809,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.68	% (d)	08/10/2048	870,946
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.62	% (d)	10/10/2048	614,551
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.37	% (a)(d)(e)	10/10/2048	253,892
75,131,406	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.83	% (d)(e)	07/10/2048	1,756,452
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.78	% (d)	11/15/2048	956,596
4,442,850	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.06	% (d)(e)	01/15/2049	329,115
1,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(d)	05/10/2041	958,313
1,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(d)	05/10/2041	910,912
600,529	FREMF Mortgage Trust, Series 2015-KF07-B (1 Month LIBOR USD + 4.95%)	5.04	% (a)	02/25/2025	603,891
111,652	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	113,101
543,955	FREMF Mortgage Trust, Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.09	% (a)	10/25/2023	545,336
2,377,372	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	2,400,050
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	2,952,340
1,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.46	% (a)(d)	02/10/2048	1,019,071
79,765,901	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.58	% (d)(e)	03/10/2051	2,005,371
1,909,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(d)	11/10/2047	1,285,226
1,334,197	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	3.97	% (a)	11/15/2036	1,223,070
1,153,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	4.12	% (a)	07/15/2036	1,131,957
1,153,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(d)(e)	07/15/2036	4,305
14,984,008	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.54	% (d)(e)	06/15/2045	72,719
70,758	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	56,855
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.71	% (a)(d)	02/15/2046	1,242,938
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	07/15/2036	495,504
8,299,063	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12	% (a)(d)(e)	08/15/2046	165,007
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (a)(d)(c)	04/15/2047	2,806,984
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (a)(d)(c)	04/15/2047	1,088,607
5,298,968	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (a)(d)(c)	04/15/2047	679,629
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (d)	09/15/2047	961,909
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(d)	09/15/2047	2,023,520
3,903,718	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.10	% (d)(e)	01/15/2048	107,254

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(d)	02/15/2048	447,169
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.34	% (d)	05/15/2048	178,745
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.44	% (a)(d)(e)	05/15/2048	260,964
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80	% (d)	11/15/2048	581,879
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50	% (a)(d)(e)	11/15/2048	297,467
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77	% (d)	12/15/2048	176,005
1,175,000	JPMCC Commercial Mortgage Securities Trust, Series 2018-AON-F	4.77	% (a)(d)	07/05/2031	1,182,090
4,144,608	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.92	% (a)(d)(e)	03/10/2049	183,203
1,000,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.87	% (a)(d)	03/10/2050	1,022,970
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	526,882
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(d)	12/15/2047	765,227
784,000	Morgan Stanley Capital Trust, Series 2007-IQ15-C	6.37	% (a)(d)	06/11/2049	756,162
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	6.97	% (a)	11/15/2034	1,026,418
1,000,000	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	4.27	% (a)	03/15/2038	1,005,662
824,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.22	% (a)(d)	03/10/2046	701,849
1,000,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.13	% (d)	08/15/2051	1,025,539
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.22	% (a)(d)	03/10/2046	1,415,217
1,005,468	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-D	5.72	% (d)	10/15/2048	998,179
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.92	% (a)(d)(c)	10/15/2045	469,500
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.23	% (a)(d)(e)	05/15/2048	869,723
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.85	% (d)	12/15/2048	749,287
1,044,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	% (d)	06/15/2049	988,488
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	932,512
53,679,326	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.82	% (d)(e)	03/15/2051	2,054,217

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $80,257,634)					70,293,965

Non-Agency Residential Collateralized Mortgage Obligations - 14.6%
1,355,658	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.48	% (d)	03/25/2036	949,519
10,417,734	BCAP LLC Trust, Series 2007-AB1-A5	4.82	% (f)	03/25/2037	6,770,259
624,727	BCAP LLC Trust, Series 2010-RR6-6A2	9.30	% (a)(d)	07/26/2037	457,422
1,394,740	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	795,436
1,569,226	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,082,991
1,538,712	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.61	% (e)(g)	05/25/2037	439,773
344,376	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	19.41	% (a)(g)	10/25/2035	425,702
856,382	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	1.19%		02/25/2036	729,579
180,854	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	21.30	% (g)	02/25/2036	232,295
2,152,276	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	1,610,965
3,150,646	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,044,509

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
565,839	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	539,933
222,214	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	221,934
1,273,803	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	2.84	% (d)	11/25/2035	1,244,571
64,167	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	58,727
1,572,009	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00	% (a)(d)	06/26/2037	1,481,271
539,704	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	536,594
1,416,623	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,066,020
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.44	% (a)	04/25/2023	5,780,121
954,901	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	957,115
821,264	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	803,862
1,949,554	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	1,852,118
571,737	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	558,342
893,057	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.42%		04/25/2037	688,671
945,472	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	910,930
203,443	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	54.82	% (g)	04/25/2037	364,777
1,621,972	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	7.01	% (e)(g)	07/25/2036	375,283
1,603,729	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	785,615
565,779	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	536,063
651,219	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.83	% (d)	02/25/2036	635,301
845,950	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01	% (a)	04/25/2048	863,775
646,046	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26	% (a)	04/25/2048	662,965
859,305	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26	% (a)	04/25/2048	890,142
5,000,000	VOLT LLC, Series 2021-NPL3-A2	4.95	% (a)(h)	02/27/2051	4,993,055
3,565,701	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.22	% (f)	10/25/2036	1,831,000

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $48,573,029)					43,176,635

US Government and Agency Mortgage Backed Obligations - 27.0%
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.69	% (a)	03/25/2050	3,205,036
34,432,000	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.48	% (d)(e)	01/25/2031	2,752,253
470,720	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	27.36	% (e)(g)	09/15/2036	429,134
1,069,494	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.63	% (e)(g)	11/15/2036	207,058
655,003	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	6.62	% (e)(g)	12/15/2036	127,816
414,513	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.03	% (e)(g)	03/15/2037	60,069
4,205,755	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.69	% (e)(g)	04/15/2037	961,080
3,146,470	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.69	% (e)(g)	05/15/2037	682,637
3,077,484	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	6.34	% (e)(g)	05/15/2037	621,402

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
639,633	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.33	% (e)(g)	11/15/2036	115,969
375,435	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.48	% (e)(g)	06/15/2037	62,384
69,327	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.48	% (e)(g)	07/15/2037	8,284
2,090,608	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	6.07	% (e)(g)	07/15/2037	389,357
1,010,475	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.38	% (e)(g)	10/15/2037	167,945
178,621	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.23	% (e)(g)	11/15/2037	30,699
3,680,794	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (e)(g)	01/15/2038	669,631
199,188	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.58	% (e)(g)	03/15/2038	25,613
2,696,843	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	5.91	% (e)(g)	04/15/2038	514,864
150,549	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.58	% (e)(g)	02/15/2039	19,252
1,119,768	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	4.38	% (e)(g)	09/15/2040	141,979
7,777,501	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (e)(g)	10/15/2040	1,689,277
2,944,866	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (e)(g)	11/15/2040	566,367
3,333,431	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (e)(g)	12/15/2040	707,585
1,119,796	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.78	% (e)(g)	02/15/2041	212,090
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	22.29	% (g)	08/15/2041	2,129,254
1,208,314	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (e)(g)	09/15/2041	239,994
2,841,456	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.88	% (e)(g)	11/15/2041	467,753
371,165	Federal Home Loan Mortgage Corporation, Series 4225-BS (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	11.62	% (g)	12/15/2040	398,438
2,555,979	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.83	% (e)(g)	01/15/2054	465,185
9,913,441	Federal Home Loan Mortgage Corporation, Series 4610-IB	3.00	% (e)	06/15/2041	164,775
16,653,932	Federal Home Loan Mortgage Corporation, Series 5100-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.48	% (e)(g)	05/25/2051	907,914
13,490,909	Federal Home Loan Mortgage Corporation, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.48	% (e)(g)	06/25/2051	1,014,972
86,314	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (e)(g)	08/25/2035	12,423
840,397	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (e)(g)	09/25/2035	78,472
379,203	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.46	% (e)(g)	12/25/2036	53,508

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
204,191	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (e)(g)	12/25/2036	42,633
3,944,129	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.65	% (e)(g)	01/25/2037	869,631
1,936,427	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.61	% (e)(g)	03/25/2037	400,043
376,617	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.65	% (e)(g)	03/25/2037	52,818
283,817	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	6.39	% (e)(g)	03/25/2037	52,783
882,349	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.65	% (e)(g)	04/25/2037	208,691
1,964,075	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (e)(g)	04/25/2037	372,532
903,812	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (e)(g)	05/25/2037	177,807
169,546	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (e)(g)	05/25/2037	22,323
281,095	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.47	% (e)(g)	07/25/2037	53,630
115,676	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (e)(g)	07/25/2037	18,986
4,994,589	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	6.45	% (e)(g)	08/25/2037	1,008,645
2,673,257	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (e)(g)	04/25/2038	511,733
2,310,852	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.81	% (e)(g)	05/25/2038	384,661
519,127	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (e)(g)	02/25/2038	87,502
1,390,376	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (e)(g)	07/25/2038	223,131
874,993	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (e)(g)	08/25/2038	148,594
157,833	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (e)(g)	01/25/2040	28,728
820,120	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.51	% (e)(g)	03/25/2036	138,236
162,665	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (e)(g)	07/25/2039	19,654
181,492	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.86	% (e)(g)	07/25/2039	28,420
100,514	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	5.06	% (e)(g)	07/25/2037	9,510
362,931	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (e)(g)	11/25/2049	68,935
6,383,573	Federal National Mortgage Association, Series 2009-90-QI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.51	% (e)(g)	08/25/2036	1,329,329
776,150	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (e)(g)	11/25/2039	127,392
140,487	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.51	% (e)(g)	11/25/2039	25,859

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
145,530	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.71	% (e)(g)	02/25/2040	17,393
862,486	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (e)(g)	12/25/2025	66,707
5,018,628	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.51	% (e)(g)	12/25/2040	1,116,615
847,221	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.86	% (e)(g)	03/25/2040	119,360
169,178	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (e)(g)	03/25/2050	25,420
641,605	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (e)(g)	04/25/2040	87,767
1,166,899	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	5.58	% (e)(g)	05/25/2040	189,458
179,187	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.71	% (e)(g)	02/25/2040	14,547
202,493	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.66	% (e)(g)	02/25/2040	19,450
985,643	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (e)(g)	09/25/2039	198,314
1,576,980	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	6.87	% (g)	01/25/2042	1,749,052
178,607	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.31	% (e)(g)	11/25/2040	9,057
229,740	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (e)(g)	04/25/2042	34,593
2,577,705	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (e)(g)	06/25/2042	375,805
2,599,938	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (e)(g)	07/25/2042	463,723
2,390,428	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (g)	08/25/2043	2,377,009
6,023,519	Federal National Mortgage Association, Series 2016-64-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (e)(g)	09/25/2046	1,327,950
16,917,248	Federal National Mortgage Association, Series 2019-M26-X1	0.72	% (d)(e)	03/25/2030	674,469
5,438,291	Federal National Mortgage Association, Series 2020-61-DI	3.00	% (e)	09/25/2060	889,755
16,895,670	Federal National Mortgage Association, Series 2020-M27-X1	1.00	% (d)(e)	03/25/2031	989,468
19,122,978	Federal National Mortgage Association, Series 2021-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.00%, 2.00% Cap)	1.98	% (e)(g)	04/25/2051	1,004,467
217,486	Federal National Mortgage Association, Series 374-19	6.50	% (e)	09/25/2036	46,065
19,923,652	Government National Mortgage Association	2.49	% (b)(e)	04/20/2051	1,478,969
20,000,000	Government National Mortgage Association	2.59	% (b)	06/20/2051	1,437,500
588,418	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.28	% (e)(g)	11/16/2039	100,766
94,676	Government National Mortgage Association, Series 2010-98-IA	5.63	% (d)(e)	03/20/2039	8,991
617,022	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.26	% (e)(g)	05/20/2041	109,445
988,846	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (e)(g)	05/20/2041	144,495
1,108,018	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.29	% (e)(g)	05/20/2041	180,100

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,326,416	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (e)(g)	06/20/2041	258,776
9,160,763	Government National Mortgage Association, Series 2012-26-SP (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (e)(g)	02/20/2042	2,081,145
664,907	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00	% (e)(g)	12/16/2039	133,613
7,007,121	Government National Mortgage Association, Series 2013-119-TZ	3.00%		08/20/2043	7,236,794
19,691,750	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.66	% (e)(g)	03/20/2041	2,546,830
4,015,481	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.11	% (e)(g)	03/20/2044	806,804
6,338,440	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.18	% (e)(g)	04/16/2044	1,272,669
4,739,972	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.46	% (e)(g)	04/20/2044	1,037,288
3,028,845	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.03	% (e)(g)	12/16/2039	507,649
4,108,487	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	5.60	% (e)(g)	10/20/2045	810,002
10,973,497	Government National Mortgage Association, Series 2015-158-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.11	% (e)(g)	11/20/2045	2,361,538
18,423,539	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	4.46	% (e)(g)	08/20/2048	1,879,087
43,269,162	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	3.81	% (e)(g)	04/20/2048	4,343,549
9,584,918	Government National Mortgage Association, Series 2020-115-SC (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.11	% (e)(g)	08/20/2050	1,328,338
9,790,364	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.66	% (e)(g)	09/20/2050	967,423
9,649,984	Government National Mortgage Association, Series 2020-138-IL	3.50	% (e)	09/20/2050	1,229,742
4,464,914	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (e)(g)	12/20/2050	975,690
6,716,335	Government National Mortgage Association, Series 2020-196-DI	2.50	% (e)	12/20/2050	913,896
9,922,185	Government National Mortgage Association, Series 2021-46-DS (-1 x 1 Month LIBOR USD + 2.80%, 2.80% Cap)	2.71	% (e)(g)	03/20/2051	1,040,673
6,927,302	Government National Mortgage Association, Series 2021-58-SJ (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (e)(g)	04/20/2051	1,397,175
49,556,452	Government National Mortgage Association, Series 2021-59-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.59	% (e)(g)	04/20/2051	3,586,643
19,924,293	Government National Mortgage Association, Series 2021-78-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.59	% (e)(g)	05/20/2051	1,410,638

Total US Government and Agency Mortgage Backed Obligations (Cost $73,723,584)					80,095,347

US Government and Agency Obligations - 5.5%
17,100,000	United States Treasury Notes	0.38%		07/31/2027	16,391,953

Total US Government and Agency Obligations (Cost $16,920,586)					16,391,953

Common Stocks - 0.3%
13,001	Foresight Equity (c) (i)				259,111
34,446	McDermott International Ltd. (i)				16,879
4,476	New Constellis Holdings, Inc. (c) (i)				16,785

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,104	Summit Midstream Partners LP (i)				124,680
6,558	Syncreon Group B.V. (c) (i)				541,022

Total Common Stocks (Cost $602,206)					958,477

Short Term Investments - 3.7%
3,613,175	First American Government Obligations Fund - Class U	0.03	% (j)		3,613,175
3,613,174	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (j)		3,613,174
3,613,174	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (j)		3,613,174

Total Short Term Investments (Cost $10,839,523)					10,839,523

Total Investments - 118.8% (Cost $362,471,785) (k)					351,973,376
Liabilities in Excess of Other Assets - (18.8)%					(55,616,169)

NET ASSETS - 100.0%					$296,357,207

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Interest only security

(f)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(g)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

(l)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(m)	Unfunded or partially unfunded loan commitment. At period end, the value of these securities amounted to $10,683 or 0.0% of net assets.

(n)	The final coupon rate has not been established as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	33.1%
US Government and Agency Mortgage Backed Obligations	27.0%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Non-Agency Residential Collateralized Mortgage Obligations	14.6%
Bank Loans	7.5%
US Government and Agency Obligations	5.5%
Short Term Investments	3.7%
Asset Backed Obligations	2.7%
Foreign Corporate Bonds	0.7%
Common Stocks	0.3%
Other Assets and Liabilities	(18.8)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	33.1%
US Government and Agency Mortgage Backed Obligations	27.0%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Non-Agency Residential Collateralized Mortgage Obligations	14.6%
US Government and Agency Obligations	5.5%
Short Term Investments	3.7%
Asset Backed Obligations	2.7%
Electronics/Electric	1.5%
Energy	1.3%
Business Equipment and Services	1.0%
Healthcare	0.9%
Telecommunications	0.5%
Aerospace & Defense	0.4%
Chemicals/Plastics	0.4%
Insurance	0.3%
Financial Intermediaries	0.3%
Media	0.3%
Environmental Control	0.3%
Automotive	0.2%
Transportation	0.2%
Utilities	0.2%
Industrial Equipment	0.2%
Retailers (other than Food/Drug)	0.1%
Building and Development (including Steel/Metals)	0.1%
Food Products	0.1%
Mining	0.1%
Pharmaceuticals	0.1%
Food Service	0.0%	(o)
Hotels/Motels/Inns and Casinos	0.0%	(o)
Leisure	0.0%	(o)
Commercial Services	0.0%	(o)
Other Assets and Liabilities	(18.8)%

	100.0%

(o)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$10,839,523
Common Stocks	141,559

Total Level 1	10,981,082
Level 2
Collateralized Loan Obligations	96,658,891
US Government and Agency Mortgage Backed Obligations	80,095,347
Non-Agency Commercial Mortgage Backed Obligations	64,939,113
Non-Agency Residential Collateralized Mortgage Obligations	43,176,635
Bank Loans	22,036,920
US Government and Agency Obligations	16,391,953
Foreign Corporate Bonds	2,097,275
Asset Backed Obligations	1,965,867

Total Level 2	327,362,001
Level 3
Asset Backed Obligations	5,930,035
Non-Agency Commercial Mortgage Backed Obligations	5,354,852
Collateralized Loan Obligations	1,419,724
Common Stocks	816,918
Bank Loans	108,764

Total Level 3	13,630,293

Total	$351,973,376

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at Period End 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$2,871,114	$—	$785,406	$(3,747)	$2,303,356	$(26,094)	$—	$—	$5,930,035	$824,391
Non-Agency Commercial Mortgage Backed Obligations	4,743,949	3,310	530,868	54,453	26,632	(4,360)	—	—	5,354,852	533,315
Collateralized Loan Obligations	1,188,305	—	231,419	—	—	—	—	—	1,419,724	231,419
Common Stocks	411,076	—	405,842	—	—	—	—	—	816,918	405,842
Bank Loans	109,312	215	(2,472)	2,257	—	(548)	—	—	108,764	(2,252)

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at Period End 6/30/2021(c)
Non-Agency Residential Collateralized Mortgage Obligations	$25,775,671	$1,715,695	$(561,558)	$76,789	$—	$(27,006,597)	$—	$—	$—	$—

Total	$35,099,427	$1,719,220	$1,389,505	$129,752	$2,329,988	$(27,037,599)	$—	$—	$13,630,293	$1,992,715

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,930,035	Market Comparables	Market Quotes	$79.87 - $3,465.96 ($604.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$5,354,852	Market Comparables	Yields	7.00% - 30.00% (13.22%)	Increase in yields would have resulted in the decrease in the fair value of the security.
Collateralized Loan Obligations	$1,419,724	Market Comparables	Market Quotes	$5.85 - $68.06 ($65.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$816,918	Market Comparables	Market Quotes	$3.75 - $82.50 ($61.04)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,764	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.